Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Other Current Assets [Member]
Schedule of other current assets
	June 30, 2021	December 31, 2020
Prepaid rent	$4,594	$3,511
Deferred transaction costs	4,630	—
Other	484	280
	$9,708	$3,791